Cash and cash equivalents - Additional Information (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 1,142,679,367	$ 922,374,620	$ 1,324,071,770	$ 1,392,098,573